ASSETS HELD FOR SALE AND DISPOSITIONS - Assets held for sale - Additional Information (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 28, 2019 CAD ($) property	Dec. 31, 2018 CAD ($)
ASSETS HELD FOR SALE AND DISPOSITIONS
Sale price		$ 729,608
Sale of assets classified as held for sale
ASSETS HELD FOR SALE AND DISPOSITIONS
Number of investment properties | property	6
Sale price	$ 43,700